Summary of significant accounting policies (Details 6) (USD $)	12 Months Ended		3 Months Ended	9 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Dec. 11, 2011	Dec. 27, 2014
Fair Value of Certain Financial Assets and Liabilities
Financial assets requiring fair value measurements on a recurring basis	$ 0				$ 0
Financial liabilities requiring fair value measurements on a recurring basis	0				0
Advertising costs
Prepaid advertising	401,000	186,000
Advertising expense	11,300,000	7,100,000
Unrecognized Tax Benefits Income Tax Penalties and Interest Accrued [Abstract]
Accrued interest and penalties	0	0			0
Successor
Advertising costs
Advertising expense			1,100,000
Unrecognized Tax Benefits Income Tax Penalties and Interest Accrued [Abstract]
Accrued interest and penalties			0
Predecessor
Advertising costs
Advertising expense				3,500,000
Unrecognized Tax Benefits Income Tax Penalties and Interest Accrued [Abstract]
Accrued interest and penalties				$ 0
Supplier Concentration Risk | Sales Revenue
Concentration risk
Concentration risk percentage	40.00%	40.00%
Supplier Concentration Risk | Sales Revenue | Successor
Concentration risk
Concentration risk percentage			39.00%
Supplier Concentration Risk | Sales Revenue | Predecessor
Concentration risk
Concentration risk percentage				39.00%